VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) carrier tanker	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of car equivalent units carrier | carrier	2
Vessel impairment charge	$ 7,389,000	$ 0	$ 1,927,000
Cost
Property Subject to or Available for Operating Lease [Line Items]
Capital improvements	117,800,000	$ 1,600,000
Vessels, Rigs And Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions	158,400,000
Vessels, Rigs And Equipment | Cost
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions	158,405,000
Capital improvements	117,815,000
Vessel impairment charge	40,714,000
Vessels, Rigs And Equipment, Special Periodic Survey
Property Subject to or Available for Operating Lease [Line Items]
SPS Costs	$ 72,500,000
Estimated economic useful life (in years)	5 years
Vessels, Rigs And Equipment, Capital Upgrades
Property Subject to or Available for Operating Lease [Line Items]
Capital upgrades	$ 42,200,000
Estimated economic useful life (in years)	10 years
Vessels, Rigs And Equipment, Ballast Water Treatment System
Property Subject to or Available for Operating Lease [Line Items]
Costs related to BWTS	$ 3,100,000
Suezmax tanker | Vessels, Rigs And Equipment
Property Subject to or Available for Operating Lease [Line Items]
Gain (loss) on disposition	$ 16,400,000
Number of suezmax tankers sold | tanker	2
Chemical Tankers | Vessels, Rigs And Equipment
Property Subject to or Available for Operating Lease [Line Items]
Gain (loss) on disposition	$ 30,000
Number of chemical tankers sold | tanker	2
Vessel impairment charge	$ 7,400,000